Salaries and social security expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Salaries and Social Security Expenses

	2024	2023	2022
Wages and salaries (i)	160,955	127,113	132,010
Social security costs	46,912	41,404	36,932
Equity-settled share-based compensation	6,680	8,581	10,227
	214,547	177,098	179,169
(i)Includes US$33,148, US$35,007 and US$30,014, capitalized in Property, Plant and Equipment for the years 2024, 2023 and 2022, respectively.